Segment Information - Net Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,082	$ 8,493	$ 9,735
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,860	1,524	1,928
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	289	189	172
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	78	131	157
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,041	1,014	1,120
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,860	3,784	4,945
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	420	418	497
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 534	$ 1,433	$ 916